PENSION AND OTHER POST-EMPLOYMENT BENEFIT PLANS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in net periodic benefit cost
Percentage in total pension assets and obligations	75.00%
Change in fair value of plan assets:
Beginning fair value of plan assets	$ 312.1
Fair value of plan assets at end of year	276.1	312.1
Amounts in the consolidated balance sheets include:
Pension, Post Retirement and Post Employment Liabilities	(161.8)	(188.8)
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	366.3	449.3
Accumulated benefit obligation	356.1	430.2
Fair value of plan assets	210.8	263.1
Weighted-average assumptions used to determine net periodic benefit cost
Expected long term return on plan assets in next fiscal year (as a percent)	7.00%
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	6.90%	7.80%	7.40%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	4.90%	4.90%	5.00%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2023	2023	2017
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	0
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	0
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	0.2
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	0.3
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	276.1	312.1
Period of notice for quarterly redemption of diversified hedge	60 days
DefinedContributionBenefits [Abstract]
Defined Benefit Plan, Estimated Future Employer Contributions in Current Fiscal Year	0
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
Defined Contribution Plan, Cost Recognized	19.9	21.3	19.3
Cash and Cash Equivalents [Member]
Change in fair value of plan assets:
Fair value of plan assets at end of year	13.0	11.4
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	13.0	11.4
US large cap equity securities [Member]
Change in fair value of plan assets:
Fair value of plan assets at end of year	16.3	13.6
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	16.3	13.6
US mid cap growth equity securities [Member]
Change in fair value of plan assets:
Fair value of plan assets at end of year	3.1	2.8
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	3.1	2.8
US small cap growth equity securities [Member]
Change in fair value of plan assets:
Fair value of plan assets at end of year	0.1	1.5
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0.1	1.5
Emerging market equity securities [Member]
Change in fair value of plan assets:
Fair value of plan assets at end of year	2.8	3.1
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	2.8	3.1
Real estate investment trusts [Member]
Change in fair value of plan assets:
Fair value of plan assets at end of year	5.6	13.4
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	5.6	13.4
International large cap value equity securities [Member]
Change in fair value of plan assets:
Fair value of plan assets at end of year	37.0	28.3
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	37.0	28.3
Hedge Funds [Member]
Change in fair value of plan assets:
Fair value of plan assets at end of year	17.4	15.7
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	17.4	15.7
Municipal Bonds [Member]
Change in fair value of plan assets:
Fair value of plan assets at end of year	72.8	83.5
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	72.8	83.5
Corporate Bond Securities [Member]
Change in fair value of plan assets:
Fair value of plan assets at end of year	101.7	138.8
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	101.7	138.8
Emerging markets Fixed Income [Domain]
Change in fair value of plan assets:
Fair value of plan assets at end of year	6.3	0
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	6.3	0
Pension Benefits
Changes in benefit obligations
Beginning benefit obligations	463.6	402.7
Service cost - benefits earned during the period	5.2	3.9	3.5
Interest cost on projected benefit obligations	14.4	15.6	17.0
Actuarial assumptions (gains) losses	(25.7)	72.2
Settlements and curtailments	(50.4)	(30.9)
Benefits paid	(2.8)	(2.2)
Exchange rate changes	(0.3)	2.3
Benefit obligations at end of year	404.0	463.6	402.7
Change in fair value of plan assets:
Beginning fair value of plan assets	312.1	280.7
Actual return on plan assets	(1.4)	32.8
Employer contributions	18.5	28.2	9.5
Settlements	(50.4)	(29.3)
Benefits paid	(2.8)	(2.2)
Exchange rate changes	0.1	1.9
Fair value of plan assets at end of year	276.1	312.1	280.7
Underfunded status at end of year	(127.9)	(151.5)
Amounts in the consolidated balance sheets include:
Other assets	1.3	2.2
Pension, Post Retirement and Post Employment Liabilities	(129.2)	(153.7)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(127.9)	(151.5)
Amounts in accumulated other comprehensive loss include:
Prior service (benefit)	1.2	0
Transition obligation	0.1	0.2
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	1.3	0.2
Accumulated benefit obligation	375.7	428.0
Accumulated benefit obligation in excess of plan assets
Service cost - benefits earned during the period	5.2	3.9	3.5
Interest cost on projected benefit obligations	14.4	15.6	17.0
Expected return on plan assets	(17.1)	(16.6)	(19.1)
Amortization of prior service (benefit)	0	0	0
Amortization of transition cost	0.1	0.1	0.1
Net periodic benefit cost	2.6	3.0	1.5
Settlements and curtailments	(8.2)	56.3	87.5
Defined Benefit Plan, Curtailments	0	(1.4)	0
Total net periodic benefit cost	(5.6)	57.9	89.0
Weighted-average assumptions used to determine benefit obligations
Discount rate (as a percent)	4.08%	3.21%
Rate of compensation increase (as a percent)	3.22%	3.58%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate (as a percent)	3.26%	4.03%	5.59%
Expected long term return on plan assets (as a percent)	5.22%	5.65%	6.91%
Rate of compensation increase (as a percent)	3.59%	4.00%	4.02%
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	276.1	312.1	280.7
DefinedContributionBenefits [Abstract]
Employer contributions	18.5	28.2	9.5
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	29.3
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	29.5
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	29.5
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	30.8
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	29.7
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	147.8
Other Benefits
Changes in benefit obligations
Beginning benefit obligations	35.1	30.2
Service cost - benefits earned during the period	1.1	1.0	0.9
Interest cost on projected benefit obligations	1.3	1.3	1.3
Actuarial assumptions (gains) losses	(3.8)	2.6
Settlements and curtailments	0	0
Benefits paid	(1.3)	(0.1)
Exchange rate changes	0.2	0.1
Benefit obligations at end of year	32.6	35.1	30.2
Change in fair value of plan assets:
Beginning fair value of plan assets	0	0
Actual return on plan assets	0	0
Employer contributions	0.9	0.1
Settlements	0	0
Benefits paid	(1.3)	(0.1)
Exchange rate changes	0.4	0
Fair value of plan assets at end of year	0	0	0
Underfunded status at end of year	(32.6)	(35.1)
Amounts in the consolidated balance sheets include:
Other assets	0	0
Pension, Post Retirement and Post Employment Liabilities	(32.6)	(35.1)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(32.6)	(35.1)
Amounts in accumulated other comprehensive loss include:
Prior service (benefit)	(0.3)	(0.5)
Transition obligation	0	0
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	(0.3)	(0.5)
Accumulated benefit obligation	32.6	35.1
Accumulated benefit obligation in excess of plan assets
Service cost - benefits earned during the period	1.1	1.0	0.9
Interest cost on projected benefit obligations	1.3	1.3	1.3
Expected return on plan assets	0	0	0
Amortization of prior service (benefit)	(0.2)	(0.2)	(0.2)
Amortization of transition cost	0	0	0
Net periodic benefit cost	2.2	2.1	2.0
Settlements and curtailments	(3.8)	2.6	4.0
Defined Benefit Plan, Curtailments	0	0	0
Total net periodic benefit cost	(1.6)	4.7	6.0
Weighted-average assumptions used to determine benefit obligations
Discount rate (as a percent)	4.98%	3.75%
Rate of compensation increase (as a percent)	3.08%	3.48%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate (as a percent)	3.75%	4.29%	5.28%
Expected long term return on plan assets (as a percent)	0.00%	0.00%	0.00%
Rate of compensation increase (as a percent)	3.48%	3.94%	3.94%
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0	0
DefinedContributionBenefits [Abstract]
Employer contributions	0.9	0.1
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	0.8
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	1.0
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	1.1
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	1.1
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	1.3
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	6.5
U.S. Pension Plan | Equity Securities [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan, Target Allocation Percentage	.4
U.S. Pension Plan | Fixed Income [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan, Target Allocation Percentage	.6
Fair Value, Inputs, Level 1 [Member]
Change in fair value of plan assets:
Fair value of plan assets at end of year	21.5	11.4
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	21.5	11.4
Fair Value, Inputs, Level 1 [Member] | Cash and Cash Equivalents [Member]
Change in fair value of plan assets:
Fair value of plan assets at end of year	13.0	11.4
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	13.0	11.4
Fair Value, Inputs, Level 1 [Member] | US large cap equity securities [Member]
Change in fair value of plan assets:
Fair value of plan assets at end of year	0	0
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | US mid cap growth equity securities [Member]
Change in fair value of plan assets:
Fair value of plan assets at end of year	0	0
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | US small cap growth equity securities [Member]
Change in fair value of plan assets:
Fair value of plan assets at end of year	0	0
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Emerging market equity securities [Member]
Change in fair value of plan assets:
Fair value of plan assets at end of year	0	0
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Real estate investment trusts [Member]
Change in fair value of plan assets:
Fair value of plan assets at end of year	0	0
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | International large cap value equity securities [Member]
Change in fair value of plan assets:
Fair value of plan assets at end of year	8.5	0
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	8.5	0
Fair Value, Inputs, Level 1 [Member] | Hedge Funds [Member]
Change in fair value of plan assets:
Fair value of plan assets at end of year	0	0
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Municipal Bonds [Member]
Change in fair value of plan assets:
Fair value of plan assets at end of year	0	0
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Corporate Bond Securities [Member]
Change in fair value of plan assets:
Fair value of plan assets at end of year	0	0
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Emerging markets Fixed Income [Domain]
Change in fair value of plan assets:
Fair value of plan assets at end of year	0
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0
Fair Value, Inputs, Level 2 [Member]
Change in fair value of plan assets:
Fair value of plan assets at end of year	254.6	300.7
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	254.6	300.7
Fair Value, Inputs, Level 2 [Member] | Cash and Cash Equivalents [Member]
Change in fair value of plan assets:
Fair value of plan assets at end of year	0	0
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | US large cap equity securities [Member]
Change in fair value of plan assets:
Fair value of plan assets at end of year	16.3	13.6
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	16.3	13.6
Fair Value, Inputs, Level 2 [Member] | US mid cap growth equity securities [Member]
Change in fair value of plan assets:
Fair value of plan assets at end of year	3.1	2.8
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	3.1	2.8
Fair Value, Inputs, Level 2 [Member] | US small cap growth equity securities [Member]
Change in fair value of plan assets:
Fair value of plan assets at end of year	0.1	1.5
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0.1	1.5
Fair Value, Inputs, Level 2 [Member] | Emerging market equity securities [Member]
Change in fair value of plan assets:
Fair value of plan assets at end of year	2.8	3.1
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	2.8	3.1
Fair Value, Inputs, Level 2 [Member] | Real estate investment trusts [Member]
Change in fair value of plan assets:
Fair value of plan assets at end of year	5.6	13.4
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	5.6	13.4
Fair Value, Inputs, Level 2 [Member] | International large cap value equity securities [Member]
Change in fair value of plan assets:
Fair value of plan assets at end of year	28.5	28.3
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	28.5	28.3
Fair Value, Inputs, Level 2 [Member] | Hedge Funds [Member]
Change in fair value of plan assets:
Fair value of plan assets at end of year	17.4	15.7
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	17.4	15.7
Fair Value, Inputs, Level 2 [Member] | Municipal Bonds [Member]
Change in fair value of plan assets:
Fair value of plan assets at end of year	72.8	83.5
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	72.8	83.5
Fair Value, Inputs, Level 2 [Member] | Corporate Bond Securities [Member]
Change in fair value of plan assets:
Fair value of plan assets at end of year	101.7	138.8
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	101.7	138.8
Fair Value, Inputs, Level 2 [Member] | Emerging markets Fixed Income [Domain]
Change in fair value of plan assets:
Fair value of plan assets at end of year	6.3	0
DefinedBenefitPlanFairValueofPlanAssets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	$ 6.3	$ 0